PGIM S&P 500 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.2%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $327,535)(wb)	327,535	$327,535
Options Purchased*~ 102.5%
(cost $46,322,062)		48,379,981

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $46,649,597)		48,707,516
Options Written*~ (3.2)%
(premiums received $1,999,079)		(1,499,817)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $44,650,518)		47,207,699
Liabilities in excess of other assets(z) (0.0)%		(19,458)

Net Assets 100.0%		$47,188,241

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$6.82		647		65	$47,621,652
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92		647		65	758,329
Total Options Purchased (cost $46,322,062)								$48,379,981
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$777.05		647		65	$(1,179,526)
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$600.09		647		65	(320,291)
Total Options Written (premiums received $1,999,079)								$(1,499,817)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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